Loans (Impaired Loans with Associated Allowance Amount) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Unpaid principal balance
With no related allowance	$ 1,815	$ 4,552
With an allowance	1,346	3,900
Total individually evaluated impaired loans	3,161	8,452
Recorded investment
With no related allowance	1,234	4,110
With an allowance	813	3,063
Total individually evaluated impaired loans	2,047	7,173
Specific reserves	280	842
SBA loans held for investment
Unpaid principal balance
With no related allowance	1,235	961
With an allowance	975	2,203
Total individually evaluated impaired loans	2,210	3,164
Recorded investment
With no related allowance	653	518
With an allowance	455	1,389
Total individually evaluated impaired loans	1,108	1,907
Specific reserves	246	705
SBA 504 loans
Unpaid principal balance
With no related allowance	513	2,226
Total individually evaluated impaired loans	513	2,226
Recorded investment
With no related allowance	513	2,226
Total individually evaluated impaired loans	513	2,226
Specific reserves		0
Commercial loans
Unpaid principal balance
With no related allowance	67	1,365
With an allowance	371	1,697
Total individually evaluated impaired loans	438	3,062
Recorded investment
With no related allowance	68	1,366
With an allowance	358	1,674
Total individually evaluated impaired loans	426	3,040
Specific reserves	34	137
Commercial loans | Other
Unpaid principal balance
With no related allowance	25
With an allowance	13	33
Total individually evaluated impaired loans	38	33
Recorded investment
With no related allowance	25
With an allowance	0	10
Total individually evaluated impaired loans	25	10
Specific reserves	0	10
Commercial loans | Commercial real estate
Unpaid principal balance
With no related allowance	42	1,365
With an allowance	358	1,664
Total individually evaluated impaired loans	400	3,029
Recorded investment
With no related allowance	43	1,366
With an allowance	358	1,664
Total individually evaluated impaired loans	401	3,030
Specific reserves	$ 34	$ 127